OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Lessee, Operating Lease, Existence of Option to Extend [true false]			true
Operating lease expense	$ 434	$ 339	$ 1,113	$ 1,142	$ 1,485	$ 2,293
Weighted-average remaining lease term	4 years 8 months 4 days		4 years 8 months 4 days
Weighted-average discount rate	11.33%		11.33%